Income Taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Valuation allowance increased	$ 10.1	$ 6.2
Research and development credit carryforwards	1.3
Reduce future taxable income	1.0
Net operating loss	2.9
Net operating loss deferred tax assets	$ 0.6
Annual deduction limitation percentage	80.00%